Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued payroll related expenses	¥ 100,844	¥ 94,553
Accrued advertising and marketing expenses	95,011	143,313
Accrued storage and transportation fees	23,512	27,879
Accrued leasehold improvement costs	9,617	9,141
Other taxes payable	47,383	24,115
Payable related to repurchase of ordinary shares		94,701
Others	72,333	66,441
Accrued expenses and other liabilities	¥ 348,700	¥ 460,143